Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

The accounts receivable as at December 31, 2022, is summarized as follows:

	2022	2021
Accounts receivable	$7,453,523	$6,684,469

Provision for doubtful accounts	(53,241)	(56,605)

Net accounts receivable	$7,400,282	$6,627,864